Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 20.09%
FHLB	3.00%	9-1-2034	$488,739	$ 513,225
FHLB	3.00	8-1-2050	2,068,950	2,164,361
FHLMC (12 Month LIBOR +1.33%) ±	1.70	1-1-2036	8,473	8,730
FHLMC	3.00	6-1-2050	1,016,472	1,062,157
FHLMC	3.00	7-1-2050	2,060,090	2,146,959
FHLMC	3.00	8-1-2050	1,047,455	1,094,347
FHLMC	3.50	12-1-2045	1,052,681	1,123,317
FHLMC	3.50	12-1-2045	427,917	459,050
FHLMC	4.00	6-1-2044	851,128	931,633
FHLMC	4.00	5-1-2049	1,935,793	2,060,204
FHLMC	5.00	6-1-2036	121,513	138,107
FHLMC	5.00	8-1-2040	122,626	139,821
FHLMC	5.50	8-1-2038	28,457	32,983
FHLMC	5.50	12-1-2038	245,630	284,903
FHLMC	5.50	6-1-2040	390,575	450,940
FHLMC	8.00	2-1-2030	111	125
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	159,098	162,072
FHLMC Series K020 Class X1 ♀±±	1.47	5-25-2022	11,487,454	37,442
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,066,861	1,288,062
FHLMC Series T-57 Class 2A1 ±±	3.50	7-25-2043	32,141	34,285
FHLMC Series T-59 Class 2A1 ±±	3.38	10-25-2043	156,856	192,824
FNMA ¤	0.00	8-6-2038	14,105,000	10,132,253
FNMA %%	1.50	12-16-2036	9,765,000	9,816,114
FNMA (12 Month LIBOR +1.73%) ±	1.98	9-1-2036	7,423	7,795
FNMA %%	2.00	12-16-2036	19,140,000	19,625,229
FNMA %%	2.00	12-13-2051	122,705,000	122,800,863
FNMA (12 Month LIBOR +1.78%) ±	2.03	8-1-2036	18,371	19,354
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	2.35	11-1-2038	17,965	19,123
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.36	8-1-2036	357,080	378,594
FNMA (12 Month LIBOR +1.61%) ±	2.45	5-1-2046	425,131	439,010
FNMA %%	2.50	12-13-2051	109,785,000	112,546,779
FNMA (12 Month LIBOR +1.61%) ±	2.52	3-1-2046	518,991	536,514
FNMA	3.00	11-1-2045	678,542	714,552
FNMA	3.00	12-1-2045	1,784,542	1,879,479
FNMA	3.00	12-1-2046	902,155	952,482
FNMA	3.00	8-1-2050	2,315,669	2,419,236
FNMA %%	3.00	12-13-2051	59,145,000	61,413,766
FNMA	3.02	2-1-2026	3,035,864	3,218,098
FNMA	3.27	7-1-2022	1,124,819	1,130,113
FNMA	3.48	3-1-2029	960,153	1,070,701
FNMA	3.50	10-1-2043	595,834	641,594
FNMA	3.50	4-1-2045	102,619	110,239
FNMA	3.50	8-1-2045	1,715,831	1,832,074
FNMA	3.50	3-1-2048	3,524,702	3,724,551
FNMA	3.62	3-1-2029	443,000	499,544
FNMA	3.63	3-1-2029	1,218,540	1,368,094
FNMA	3.77	3-1-2029	964,246	1,091,166
FNMA	3.77	3-1-2029	1,048,151	1,185,433
FNMA	4.00	2-1-2046	274,394	298,156
FNMA	4.00	4-1-2046	1,009,784	1,094,910
FNMA	4.00	6-1-2048	1,250,124	1,333,188
FNMA	4.00	2-1-2050	2,008,440	2,141,396
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	11-1-2048	$1,431,389	$ 1,537,584
FNMA	5.00	1-1-2024	11,737	12,145
FNMA	5.00	2-1-2036	13,118	14,904
FNMA	5.00	6-1-2040	38,951	44,209
FNMA	5.00	8-1-2040	776,584	871,409
FNMA	5.50	11-1-2023	9,095	9,365
FNMA	5.50	8-1-2034	50,312	57,760
FNMA	5.50	2-1-2035	15,449	17,770
FNMA	5.50	8-1-2038	90,591	100,554
FNMA	5.50	8-1-2038	169,880	188,666
FNMA	6.00	10-1-2037	295,780	346,458
FNMA	6.00	11-1-2037	18,912	22,131
FNMA	6.50	7-1-2036	12,809	14,789
FNMA	6.50	7-1-2036	4,794	5,497
FNMA	6.50	11-1-2036	2,173	2,421
FNMA	7.00	12-1-2022	380	383
FNMA	7.00	7-1-2036	5,312	5,567
FNMA	7.00	11-1-2037	2,992	3,369
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,677	5,512
FNMA Series 2003-W08 Class 4A ±±	3.57	11-25-2042	85,476	91,231
FNMA Series 2003-W14 Class 2A ±±	2.50	6-25-2045	54,150	57,140
FNMA Series 2003-W14 Class 2A ±±	3.78	1-25-2043	145,660	152,022
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	772,492	870,372
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	356,112	419,788
GNMA %%	2.00	12-20-2051	18,340,000	18,577,847
GNMA %%	2.50	12-20-2051	40,165,000	41,266,400
GNMA	3.00	11-20-2045	1,509,719	1,579,380
GNMA	3.00	4-20-2051	7,384,810	7,663,059
GNMA	3.50	9-20-2047	939,313	992,610
GNMA	3.50	12-20-2047	2,021,823	2,129,903
GNMA	4.00	12-20-2047	1,116,426	1,193,280
GNMA	4.50	8-20-2049	413,006	438,630
GNMA	5.00	7-20-2040	268,931	305,392
GNMA	7.50	12-15-2029	376	396
GNMA Series 2008-22 Class XM ♀±±	1.30	2-16-2050	616,701	16,323
International Development Finance Corporation	2.12	3-20-2024	3,862,500	3,925,177
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2037	1,690,000	1,224,904
STRIPS ¤	0.00	5-15-2044	9,270,000	5,927,064
TVA	5.88	4-1-2036	9,420,000	13,934,369
TVA Principal STRIPS ¤	0.00	4-1-2056	33,500,000	15,354,594
Total Agency securities (Cost $492,404,523)				498,146,321
Asset-backed securities: 6.01%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	1,267,981	1,276,419
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	6,000,000	6,131,234
Arbys Funding LLC Series 2020-1A Class A2 144A	3.24	7-30-2050	6,616,250	6,817,496
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	8,700,000	8,930,138
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.21	11-20-2028	516,003	516,411
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	12,350,000	12,728,577
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	1.09	1-27-2070	4,545,606	4,600,540
See accompanying notes to portfolio of investments

2  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71%	7-25-2030	$5,165,680	$ 5,176,151
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,653,276
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	2,500,000	2,495,901
GLS Auto Receivables Trust Series 2A Class B 144A	3.16	6-16-2025	6,000,000	6,148,241
Hertz Vehicle Financing LLC Series 1A Class B 144A	1.56	12-26-2025	4,700,000	4,676,888
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	4,000,000	3,978,740
Neighborly Issuer LLC Series 2021-1 144A	3.58	4-30-2051	7,960,000	8,049,327
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	4,600,000	4,608,231
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	3,713,065	3,727,181
Octane Receivables Trust Series 2021-1A Class B 144A	1.53	4-20-2027	3,000,000	2,969,258
Ocwen Master Advance Receivables Trust Series 2020-T1 Class CT1 144A	2.32	8-15-2052	1,400,000	1,400,845
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	8,500,000	8,468,830
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	7,290,000	7,201,970
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	10,200,000	10,203,227
ServiceMaster Brands Series 2020-1 Class A2I 144A	2.84	1-30-2051	3,672,250	3,645,946
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	5,000,000	5,000,694
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	0.38	10-27-2025	501,705	500,850
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	0.84	5-1-2030	1,251,339	1,251,557
SpringCastle America Funding LLC 144A	1.97	9-25-2037	4,245,334	4,236,596
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.31	10-25-2027	180,515	181,165
Taco Bell Funding LLC Series 2021 Class A1 144A	2.54	8-25-2051	500,000	489,279
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	10,950,000	10,763,478
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	0.99	4-25-2048	773,760	773,836
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.69	1-25-2046	1,208,792	1,203,039
Wendy's Funding LLC Series 2021-1A 144A	2.78	6-15-2051	548,625	548,406
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	3,620,805	3,685,103
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	4,907,700	5,015,930
Total Asset-backed securities (Cost $149,303,288)				149,054,760
Corporate bonds and notes: 21.94%
Communication services: 1.79%
Diversified telecommunication services: 0.59%
AT&T Incorporated	3.55	9-15-2055	2,330,000	2,342,201
T Mobile USA Incorporated 144A	3.40	10-15-2052	4,240,000	4,204,331
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified telecommunication services (continued)
T-Mobile USA Incorporated	3.30%	2-15-2051	$4,225,000	$ 4,107,709
Verizon Communications Incorporated	3.55	3-22-2051	3,705,000	4,062,562
				14,716,803
Media: 0.79%
CCO Holdings LLC 144A	4.50	8-15-2030	1,500,000	1,511,918
Charter Communications Operating LLC	3.50	3-1-2042	2,900,000	2,805,947
Charter Communications Operating LLC	4.40	12-1-2061	5,000,000	5,211,112
Charter Communications Operating LLC	6.48	10-23-2045	655,000	895,130
CSC Holdings LLC 144A	5.75	1-15-2030	2,000,000	1,958,760
Gray Television Incorporated 144A	4.75	10-15-2030	2,000,000	1,927,500
Nielsen Finance LLC 144A	5.88	10-1-2030	2,000,000	2,080,760
QVC Incorporated	4.75	2-15-2027	3,000,000	3,064,290
				19,455,417
Wireless telecommunication services: 0.41%
SBA Tower Trust 144A	1.63	5-15-2051	6,595,000	6,523,238
Sprint Spectrum Company 144A	4.74	3-20-2025	3,438,750	3,586,513
				10,109,751
Consumer discretionary: 2.40%
Automobiles: 0.32%
Ford Motor Company	3.25	2-12-2032	2,000,000	2,000,000
General Motors Company	5.95	4-1-2049	985,000	1,350,166
Nissan Motor Company 144A	2.75	3-9-2028	4,650,000	4,644,030
				7,994,196
Hotels, restaurants & leisure: 0.84%
Genting New York LLC 144A	3.30	2-15-2026	3,920,000	3,874,445
Hyatt Hotels Corporation	1.30	10-1-2023	6,245,000	6,247,596
Las Vegas Sands Corporation	3.20	8-8-2024	5,560,000	5,668,644
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	3,030,962
NCL Corporation Limited 144A	12.25	5-15-2024	1,625,000	1,920,913
				20,742,560
Household durables: 0.21%
KB Home Company	4.00	6-15-2031	3,000,000	3,029,670
KB Home Company	4.80	11-15-2029	2,000,000	2,127,500
				5,157,170
Leisure products: 0.11%
Mattel Incorporated 144A	3.75	4-1-2029	2,697,000	2,759,347
Multiline retail: 0.35%
Dollar Tree Incorporated %%	3.38	12-1-2051	4,750,000	4,792,615
Nordstrom Incorporated «	4.00	3-15-2027	3,865,000	3,797,363
				8,589,978
Textiles, apparel & luxury goods: 0.57%
Michael Kors USA Incorporated 144A	4.50	11-1-2024	6,753,000	7,128,264
See accompanying notes to portfolio of investments

4  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods (continued)
Tapestry Incorporated	3.00%	7-15-2022	$6,000,000	$ 6,074,616
Tapestry Incorporated	4.25	4-1-2025	1,000,000	1,086,509
				14,289,389
Consumer staples: 0.67%
Beverages: 0.09%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,216,852
Food & staples retailing: 0.11%
7 Eleven Incorporated 144A	0.80	2-10-2024	2,800,000	2,769,939
Food products: 0.35%
Kraft Heinz Foods Company	4.88	10-1-2049	1,430,000	1,781,510
Smithfield Foods Incorporated 144A	2.63	9-13-2031	7,000,000	6,860,910
				8,642,420
Tobacco: 0.12%
Altria Group Incorporated	1.70	6-15-2025	2,000,000	2,360,086
Reynolds American Incorporated	7.00	8-4-2041	450,000	602,766
				2,962,852
Energy: 2.39%
Oil, gas & consumable fuels: 2.39%
Aethon United 144A	8.25	2-15-2026	3,000,000	3,172,500
BP Capital Markets America Incorporated	3.00	3-17-2052	7,570,000	7,422,646
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,283,555
Cheniere Energy Partners LP 144A	3.25	1-31-2032	330,000	320,513
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	2,300,000	2,300,000
DCP Midstream Operating Company	5.13	5-15-2029	4,000,000	4,435,600
Devon Energy Corporation 144A	5.25	10-15-2027	4,482,000	4,737,832
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,000,000	2,015,000
EnLink Midstream Partners LP	4.15	6-1-2025	1,000,000	1,023,210
EnLink Midstream Partners LP	5.45	6-1-2047	1,100,000	1,066,626
EnLink Midstream Partners LP 144A	5.63	1-15-2028	145,000	148,625
EQT Corporation	1.75	5-1-2026	1,750,000	2,671,375
Harvest Midstream LP 144A	7.50	9-1-2028	2,275,000	2,357,423
Nabors Industries Incorporated 144A	7.38	5-15-2027	1,760,000	1,724,800
Occidental Petroleum Corporation	8.88	7-15-2030	4,100,000	5,384,018
Plains All American Pipeline LP	3.55	12-15-2029	1,680,000	1,740,881
Plains All American Pipeline LP	3.80	9-15-2030	3,215,000	3,372,538
Plains All American Pipeline LP	4.65	10-15-2025	3,585,000	3,912,592
Range Resources Corporation	9.25	2-1-2026	2,000,000	2,148,540
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	2,071,281
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,675,000	1,867,625
Southwestern Energy Company	7.75	10-1-2027	1,250,000	1,339,656
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,400,000	1,383,393
Western Gas Partners LP	4.65	7-1-2026	950,000	1,014,125
Western Midstream Operating LP	6.50	2-1-2050	225,000	256,959
				59,171,313
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 7.94%
Banks: 2.13%
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02%	2-13-2026	$5,000,000	$ 5,065,756
Bank of America Corporation (U.S. SOFR +1.22%) ±	2.65	3-11-2032	4,160,000	4,204,515
Bank of America Corporation (U.S. SOFR +1.93%) ±	2.68	6-19-2041	1,610,000	1,563,344
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	7,000,000	7,088,426
Bank of America Corporation (3 Month LIBOR +1.58%) ±	3.82	1-20-2028	6,000,000	6,502,235
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,790,725
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	5,000,000	4,987,500
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,156,319
JPMorgan Chase & Company (U.S. SOFR +0.70%) ±	1.04	2-4-2027	3,165,000	3,071,374
JPMorgan Chase & Company (U.S. SOFR +1.02%) ±	2.07	6-1-2029	5,000,000	4,938,794
JPMorgan Chase & Company (5 Year Treasury Constant Maturity +2.85%) ʊ±	3.65	6-1-2026	4,000,000	3,925,000
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,693,150
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	605,920
Santander Holdings USA Incorporated	3.24	10-5-2026	1,125,000	1,177,124
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-1-2025	2,015,000	2,163,103
				52,933,285
Capital markets: 1.50%
Ares Capital Corporation	2.88	6-15-2028	1,980,000	1,973,055
Athene Global Funding 144A	1.99	8-19-2028	2,860,000	2,773,881
Bank of New York Mellon Corporation (5 Year Treasury Constant Maturity +4.36%) ʊ±	4.70	9-20-2025	3,100,000	3,264,393
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,328,892
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-1-2025	3,905,000	4,223,648
Charles Schwab Corporation (5 Year Treasury Constant Maturity +3.17%) ʊ±	4.00	6-1-2026	4,000,000	3,985,000
Coinbase Global Incorporated 144A	3.63	10-1-2031	500,000	463,750
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	10,755,000	10,552,712
Intercontinental Exchange Incorporated	3.00	6-15-2050	3,675,000	3,673,464
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	4,850,000	4,865,757
				37,104,552
Consumer finance: 1.72%
BOC Aviation USA Corporation 144A	1.63	4-29-2024	9,000,000	9,025,570
Hyundai Capital America Company 144A	1.30	1-8-2026	4,205,000	4,092,551
Private Export Funding Corporation 144A	0.55	7-30-2024	29,766,000	29,499,518
				42,617,639
Diversified financial services: 0.50%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	4,940,000	4,970,775
KKR Group Finance Company LLC 144A	3.50	8-25-2050	1,910,000	2,043,564
See accompanying notes to portfolio of investments

6  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
United Shore Financial Services LLC 144A	5.50%	11-15-2025	$3,000,000	$ 2,985,000
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,459,925
				12,459,264
Insurance: 1.97%
Athene Global Funding 144A	2.55	11-19-2030	3,000,000	3,001,946
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,715,039
Guardian Life Insurance Company 144A	3.70	1-22-2070	1,500,000	1,636,343
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,394,116
Hill City Funding Trust 144A	4.05	8-15-2041	5,955,000	5,790,344
Maple Grove Funding Trust 144A	4.16	8-15-2051	4,000,000	4,237,172
Metlife Incorporated (5 Year Treasury Constant Maturity +3.58%) ʊ±	3.85	9-15-2025	7,000,000	7,087,500
Minnesota Life Insurance Company 144A	8.25	9-15-2025	6,790,000	8,290,753
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	2,018,983
New York Life Insurance Company 144A	3.75	5-15-2050	1,670,000	1,922,927
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	1,635,000	1,828,656
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	2.44	12-1-2066	1,345,000	1,170,150
Security Benefit Company 144A	1.25	5-17-2024	3,000,000	2,991,727
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,704,596
				48,790,252
Thrifts & mortgage finance: 0.12%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	525,000	521,903
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	245,000	243,775
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	2,255,000	2,266,501
				3,032,179
Health care: 0.05%
Health care providers & services: 0.05%
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,274,380
Industrials: 2.65%
Aerospace & defense: 0.58%
The Boeing Company	2.20	2-4-2026	8,170,000	8,153,174
The Boeing Company	5.81	5-1-2050	2,490,000	3,358,537
TransDigm Group Incorporated	4.88	5-1-2029	3,000,000	2,918,190
				14,429,901
Airlines: 1.14%
Alaska Airlines 144A	4.80	2-15-2029	2,631,201	2,905,759
American Airlines Group Incorporated 144A	5.75	4-20-2029	1,500,000	1,564,328
Delta Air Lines Incorporated	2.00	12-10-2029	3,502,268	3,454,495
Delta Air Lines Incorporated	3.75	10-28-2029	1,105,000	1,085,760
Delta Air Lines Incorporated 144A	4.75	10-20-2028	1,850,000	2,027,108
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	1,856,769	1,923,053
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	2,000,000	2,043,740
Jetblue Airways Corporation	4.00	5-15-2034	1,869,126	2,024,663
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$7,625,000	$ 8,139,688
United Airlines Incorporated 144A	4.63	4-15-2029	3,000,000	2,984,040
				28,152,634
Commercial services & supplies: 0.12%
CoreCivic Incorporated «	8.25	4-15-2026	3,005,000	3,093,617
Industrial conglomerates: 0.10%
General Electric Company (3 Month LIBOR +3.33%) ±	3.45	12-29-2049	2,537,000	2,482,201
Road & rail: 0.04%
Uber Technologies Incorporated 144A	4.50	8-15-2029	900,000	891,000
Trading companies & distributors: 0.20%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,640,000	1,607,200
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	2,170,000	2,211,599
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,233,488
				5,052,287
Transportation infrastructure: 0.47%
Burlington Northern Santa Fe LLC %%	2.88	6-15-2052	5,000,000	5,061,494
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,735,488
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	846,067
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	882,294
				11,525,343
Information technology: 0.79%
Electronic equipment, instruments & components: 0.20%
Corning Incorporated	3.90	11-15-2049	2,500,000	2,886,974
Dell International LLC	8.35	7-15-2046	1,175,000	1,962,182
				4,849,156
IT services: 0.30%
Kyndryl Holdings Incorporated 144A	2.05	10-15-2026	7,700,000	7,512,772
Software: 0.29%
Oracle Corporation	3.95	3-25-2051	6,680,000	7,197,981
Real estate: 1.49%
Equity REITs: 1.49%
EPR Properties	3.60	11-15-2031	2,060,000	2,065,556
EPR Properties	3.75	8-15-2029	2,395,000	2,452,470
National Health Investor Company	3.00	2-1-2031	2,000,000	1,934,495
Omega Healthcare Investors Incorporated	3.38	2-1-2031	2,930,000	2,950,409
Omega Healthcare Investors Incorporated	4.50	1-15-2025	5,573,000	5,985,300
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	7,140,000	7,901,483
Service Properties Trust Company	3.95	1-15-2028	3,000,000	2,699,880
Simon Property Group LP	3.80	7-15-2050	2,880,000	3,243,071
See accompanying notes to portfolio of investments

8  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Vornado Realty LP	3.40%	6-1-2031		$4,680,000	$ 4,824,496
WEA Finance LLC 144A	4.75	9-17-2044		2,610,000	2,877,998
					36,935,158
Utilities: 1.77%
Electric utilities: 1.44%
Basin Electric Power Cooperative 144A	4.75	4-26-2047		2,315,000	2,930,215
Georgia Power Company	3.70	1-30-2050		3,260,000	3,541,305
NRG Energy Incorporated 144A	4.45	6-15-2029		6,415,000	6,996,273
Oglethorpe Power Corporation	5.05	10-1-2048		1,060,000	1,336,659
Oglethorpe Power Corporation	3.75	8-1-2050		3,220,000	3,594,576
Southern California Edison Company	3.65	2-1-2050		1,600,000	1,717,035
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051		4,000,000	4,065,000
Vistra Operations Company LLC 144A	4.38	5-1-2029		3,000,000	2,943,450
Vistra Operations Company LLC 144A	3.70	1-30-2027		8,325,000	8,689,546
					35,814,059
Multi-utilities: 0.33%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	0.62	3-2-2023		2,865,000	2,860,465
CenterPoint Energy Incorporated	0.70	3-2-2023		2,865,000	2,856,357
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	0.70	5-13-2024		2,480,000	2,479,876
					8,196,698
Total Corporate bonds and notes (Cost $529,963,096)					543,922,345
Foreign corporate bonds and notes: 3.07%
Communication services: 0.21%
Media: 0.21%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	2,560,731
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	2,750,194
					5,310,925
Consumer discretionary: 0.19%
Auto components: 0.10%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,543,266
Automobiles: 0.09%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	2,143,026
Consumer staples: 0.50%
Food & staples retailing: 0.07%
Foodco Bondco SL 144A	6.25	5-15-2026	EUR	1,600,000	1,678,469
Food products: 0.18%
Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ʊ±	1.75	3-23-2023	EUR	2,600,000	2,989,023
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,565,011
					4,554,034
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Tobacco: 0.25%
BAT International Finance plc	2.25%	1-16-2030	EUR	5,250,000	$ 6,207,229
Energy: 0.24%
Oil, gas & consumable fuels: 0.24%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	3,774,055
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	2,000,000	2,299,856
					6,073,911
Financials: 1.28%
Banks: 1.00%
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00	7-18-2022	EUR	1,200,000	1,391,541
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +10.93%) ʊ±	10.75	3-30-2022	EUR	1,800,000	2,097,519
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	9,300,000	10,783,855
Nordea Bank (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.00%) ʊ±	3.50	3-12-2025	EUR	9,000,000	10,449,319
					24,722,234
Consumer finance: 0.28%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.27%) ʊ±	2.63	1-26-2027	EUR	2,900,000	3,195,921
Cellnex Finance Company SA	2.00	9-15-2032	EUR	3,400,000	3,721,131
					6,917,052
Health care: 0.14%
Pharmaceuticals: 0.14%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	2,750,000	3,428,035
Industrials: 0.37%
Commercial services & supplies: 0.06%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	1,200,000	1,373,713
Containers & packaging: 0.25%
Can-Pack SA 144A	2.38	11-1-2027	EUR	5,500,000	6,227,573
Electrical equipment: 0.06%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,496,446
Real estate: 0.14%
Real estate management & development: 0.14%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	2,500,000	2,949,314
ATF Netherlands BV	1.50	7-15-2024	EUR	500,000	565,633
					3,514,947
Total Foreign corporate bonds and notes (Cost $77,758,266)					76,190,860
Foreign government bonds: 1.24%
Brazil	10.00	1-1-2029	BRL	8,000,000	1,395,798
Brazil ¤	0.00	1-1-2024	BRL	57,000,000	8,052,920
Brazil ¤	0.00	7-1-2024	BRL	120,000,000	16,100,899
See accompanying notes to portfolio of investments

10  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Brazil	10.00%	1-1-2025	BRL	8,600,000	$ 1,538,223
Hungary	1.00	11-26-2025	HUF	900,000,000	2,484,315
Mexico	3.75	2-21-2024	EUR	1,000,000	1,143,781
Total Foreign government bonds (Cost $38,347,205)					30,715,936
Loans: 1.34%
Communication services: 0.16%
Media: 0.16%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.63	8-21-2026		$14,368	14,041
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	5.75	8-2-2027		4,000,000	3,990,000
					4,004,041
Consumer discretionary: 0.24%
Auto components: 0.12%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028		2,992,481	2,966,297
Household durables: 0.12%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026		2,985,000	2,970,075
Energy: 0.23%
Oil, gas & consumable fuels: 0.23%
Apergy Corporation (1 Month LIBOR +5.00%) ±	6.00	6-3-2027		1,781,250	1,801,147
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ‡±	5.50	9-29-2028		4,000,000	3,940,000
					5,741,147
Financials: 0.12%
Insurance: 0.12%
Asurion LLC (1 Month LIBOR +5.25%) ±	5.34	1-31-2028		1,680,000	1,664,040
Asurion LLC (1 Month LIBOR +5.25%) ±	5.34	1-20-2029		1,320,000	1,305,982
					2,970,022
Health care: 0.05%
Health care equipment & supplies: 0.05%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026		1,200,219	1,194,722
Industrials: 0.30%
Airlines: 0.23%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028		3,000,000	3,077,490
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027		2,475,000	2,578,653
					5,656,143
Commercial services & supplies: 0.01%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028		350,000	348,439
Machinery: 0.06%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024		1,528,062	1,524,242
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.08%
Software: 0.08%
Sophia LP (1 Month LIBOR +3.50%) ±	4.50%	10-7-2027	$1,985,000	$ 1,980,038
Materials: 0.16%
Construction materials: 0.06%
Standard Industries Incorporated (1 Month LIBOR +2.50%) ±	3.00	9-22-2028	1,390,000	1,385,288
Paper & forest products: 0.10%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.00	7-30-2027	2,475,094	2,465,416
Total Loans (Cost $33,373,413)				33,205,870
Municipal obligations: 0.43%
California: 0.07%
Transportation revenue: 0.07%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B ¤	0.00	10-1-2028	2,115,000	1,781,477
Illinois: 0.22%
GO revenue: 0.07%
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB ¤	0.00	1-1-2025	1,820,000	1,757,977
Tax revenue: 0.15%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,545,996
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 ¤	0.00	6-15-2026	1,975,000	1,862,657
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	307,912
				3,716,565
Kansas: 0.00%
Health revenue: 0.00%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	90,000	90,917
Maryland: 0.02%
Education revenue: 0.02%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	485,000	488,792
Michigan: 0.02%
Miscellaneous revenue: 0.02%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	445,000	471,991
See accompanying notes to portfolio of investments

12  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 0.10%
Education revenue: 0.10%
Commonwealth of Pennsylvania Financing Authority Series A	4.14%	6-1-2038	$1,995,000	$ 2,395,955
Total Municipal obligations (Cost $9,092,578)				10,703,674
Non-agency mortgage-backed securities: 14.88%
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.56	4-25-2045	1,067,104	1,074,766
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	1.14	7-25-2029	8,570,000	8,568,595
American Money Management Corporation Series 2015-16A Class AR2 (3 Month LIBOR +0.98%) 144A±	1.11	4-14-2029	4,042,065	4,042,057
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A±	1.26	10-16-2028	1,485,532	1,485,749
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	2,081,682	2,091,704
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	2,278,295	2,279,868
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	1.73	9-20-2029	10,000,000	9,988,870
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	3.22	4-15-2031	3,000,000	2,999,946
Arch Street CLO Limited Series 2016 Class 2A-CR2 (3 Month LIBOR +2.30%) 144A±	2.43	10-20-2028	2,355,000	2,355,042
Arch Street CLO Limited Series 2016-2A Class DR2 (3 Month LIBOR +3.45%) 144A±	3.58	10-20-2028	2,430,000	2,404,264
Avery Point CLO Limited Series 2015-7A Class AR2 (3 Month LIBOR +0.96%) 144A±	1.08	1-15-2028	6,982,059	6,981,054
Bain Capital Create CLO Limited Series 2017 Class 1 (3 Month LIBOR +1.95%) 144A±	2.08	7-20-2030	3,725,000	3,725,183
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	39,738	39,686
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	7,445,000	7,632,748
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR +2.65%) 144A±	2.77	1-17-2028	4,000,000	3,940,544
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144Aøø	2.72	11-25-2059	1,435,565	1,449,137
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	5,241,885
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	1.99	10-15-2036	8,035,000	7,997,299
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	4,000,000	4,013,578
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	3.48	4-20-2034	1,500,000	1,486,329
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	523,039	538,174
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	5,750,000	5,759,479
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,117,559
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	0.93	1-20-2028	1,855,158	1,855,996
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66%	7-10-2030	$2,000,000	$ 2,008,694
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	1,169,955	1,171,896
Credit Suisse Mortgage Trust Series 2013-IVR2 Class B4 144A±±	3.40	4-25-2043	1,343,545	1,348,213
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	7,404,157	7,331,421
CSMLT Trust Series 2015-1 Class B4 144A±±	3.81	5-25-2045	2,962,498	2,976,746
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.12	12-19-2030	582,684	582,721
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	1.81	8-15-2030	4,000,000	4,000,668
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	2.01	5-15-2032	3,550,000	3,536,922
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	0.89	10-25-2056	640,767	642,497
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	15,908	2
First Key Homes Series 2021 Class B 144A	1.61	9-17-2038	8,675,000	8,429,413
First Key Homes Series 2021 Class C 144A	1.89	8-17-2038	6,770,000	6,643,987
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	2.84	1-25-2030	3,931,661	3,920,958
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	1.89	11-16-2036	3,000,000	2,997,516
FWD Securitization Trust Series 2019-INV1 Class A3 144A±±	3.11	6-25-2049	1,726,646	1,749,313
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	2,981,282	3,032,543
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	1.72	10-15-2030	3,000,000	3,000,432
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.93	11-10-2052	500,000	522,685
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	435,258	435,702
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A±	1.49	5-2-2023	5,859,771	5,891,286
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.09	11-15-2036	2,416,198	2,413,293
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	1,520,599	1,518,941
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	522,858	525,212
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-3 Class B4 144A±±	3.38	7-25-2043	3,616,907	3,687,191
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.05	7-15-2036	5,000,000	4,994,167
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.41	6-25-2029	1,215,000	1,228,813
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	1,831,548	1,843,151
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	1.22	5-15-2028	691,519	691,519
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	4,581,000	4,554,693
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	1.55	11-15-2038	9,000,000	8,977,474
See accompanying notes to portfolio of investments

14  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Mello Warehouse Securitization Trust Series 2021-2 Class C (1 Month LIBOR +1.10%) 144A±	1.19%	4-25-2055	$6,735,000	$ 6,714,136
Metlife Securitization Trust 2019-1A Class A1A 144A±±	3.75	4-25-2058	1,219,327	1,252,343
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (30 Day Average U.S. SOFR +2.16%) 144A±	2.21	7-15-2035	1,855,975	1,871,844
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (30 Day Average U.S. SOFR +0.96%) 144A±	1.01	7-15-2036	11,000,000	10,969,026
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	2,124,291	2,117,062
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	2,650,000	2,649,537
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	6,510,181	6,488,854
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	4,784,682
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	614,736
Morgan Stanley Capital I Series 2004-RR2 Class X 144A♀±±	0.35	10-28-2033	880	1
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	5,218,512
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	1.58	3-17-2030	8,205,000	8,184,553
Ondeck Asset Secuitization Trust Series 2021-1A Class B 144A	2.28	5-17-2027	4,000,000	3,986,026
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	1,206,199	1,217,559
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR +1.80%) 144A±	1.92	10-17-2029	5,400,000	5,400,994
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	9,839,382	9,826,236
Pagaya AI Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	10,958,725	10,926,880
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	1.10	4-20-2027	876,616	876,764
Palmer Square Loan Funding Limited Series 2021-3A Class A2 (3 Month LIBOR +1.40%) 144A±	1.57	7-20-2029	12,060,000	12,054,899
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	3.57	7-15-2034	8,500,000	8,331,624
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24	1-26-2060	5,000,000	5,084,827
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	1,937,448	1,930,640
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	9,350,000	9,327,320
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.53	1-5-2043	1,927,000	1,575,938
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.61	11-25-2046	5,694,716	5,747,678
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	1.07	4-15-2029	2,825,000	2,817,839
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	1.67	4-15-2030	10,340,000	10,273,534
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	798,221	804,330
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR +0.65%) 144A±	0.74%	1-26-2054	$6,790,000	$ 6,793,874
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	3,835,039	3,857,283
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.37	11-25-2060	4,530,000	4,656,547
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	436,201	436,517
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,240,654	1,263,852
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	4,219,180
Towd Point Mortgage Trust Series 2019-4 Class M2 144A±±	3.75	10-25-2059	3,680,000	3,887,330
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	956,004	969,141
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,226,257
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	0.94	2-15-2032	2,545,036	2,532,826
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	4,304,776	4,281,804
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A±	1.09	7-23-2027	2,113,497	2,117,119
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	2.02	4-17-2030	4,500,000	4,500,212
ZAIS CLO 6 Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	2.77	7-15-2029	7,450,000	7,450,097
Total Non-agency mortgage-backed securities (Cost $368,907,800)				368,967,994
U.S. Treasury securities: 19.44%
TIPS	0.13	1-15-2031	12,712,408	14,216,213
TIPS	1.38	2-15-2044	3,307,061	4,788,069
U.S. Treasury Bond	1.63	11-15-2050	8,686,000	8,328,720
U.S. Treasury Bond	1.75	8-15-2041	270,000	265,064
U.S. Treasury Bond ##	1.88	2-15-2051	32,545,000	33,089,112
U.S. Treasury Bond	2.25	8-15-2049	2,870,000	3,155,094
U.S. Treasury Bond	2.38	11-15-2049	2,105,000	2,377,005
U.S. Treasury Note	0.25	8-31-2025	1,535,000	1,491,348
U.S. Treasury Note ##	0.25	10-31-2025	25,475,000	24,697,814
U.S. Treasury Note ##	0.38	11-30-2025	22,745,000	22,129,286
U.S. Treasury Note	0.38	12-31-2025	6,135,000	5,963,651
U.S. Treasury Note ##	0.38	1-31-2026	20,390,000	19,795,823
U.S. Treasury Note ##	0.75	4-30-2026	18,475,000	18,184,885
U.S. Treasury Note	0.88	6-30-2026	66,085,000	65,336,381
U.S. Treasury Note	0.88	9-30-2026	15,045,000	14,851,061
U.S. Treasury Note	1.25	6-30-2028	3,940,000	3,917,222
U.S. Treasury Note ##	1.38	11-15-2031	162,430,000	161,440,192
U.S. Treasury Note	1.88	11-15-2051	9,740,000	9,931,756
U.S. Treasury Note	2.00	8-15-2051	28,240,000	29,572,575
U.S. Treasury Note	2.38	5-15-2051	33,790,000	38,325,252
Total U.S. Treasury securities (Cost $473,125,230)				481,856,523
See accompanying notes to portfolio of investments

16  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 12.43%
Communication services: 0.21%
Diversified telecommunication services: 0.07%
Telefonica Emisiones SAU	5.21%	3-8-2047	$1,485,000	$ 1,858,767
Interactive media & services: 0.14%
Tencent Holdings Limited 144A	3.68	4-22-2041	3,250,000	3,388,912
Consumer discretionary: 0.94%
Automobiles: 0.13%
Nissan Motor Company 144A	4.81	9-17-2030	2,961,000	3,309,742
Hotels, restaurants & leisure: 0.48%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	7,900,000	7,779,367
Royal Caribbean Group	4.25	6-15-2023	3,400,000	4,048,640
				11,828,007
Internet & direct marketing retail: 0.33%
Alibaba Group Holding	3.15	2-9-2051	4,135,000	3,966,185
Prosus NV 144A	3.83	2-8-2051	3,000,000	2,715,356
Prosus NV 144A	4.03	8-3-2050	1,565,000	1,461,915
				8,143,456
Energy: 1.61%
Oil, gas & consumable fuels: 1.61%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	4,950,000	5,327,438
Comision Federal de Electricidad 144A«	3.35	2-9-2031	4,815,000	4,598,373
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,995,000	4,854,525
Qatar Petroleum 144A	3.13	7-12-2041	6,000,000	6,009,060
Reliance Industries Limited 144A	5.40	2-14-2022	10,855,000	10,948,787
TransCanada PipeLines Limited	4.63	3-1-2034	7,000,000	8,227,183
				39,965,366
Financials: 7.16%
Banks: 3.29%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,967,059
African Export Import Bank 144A	3.80	5-17-2031	2,600,000	2,631,460
Banco Bradesco 144A	2.85	1-27-2023	3,205,000	3,243,492
Banco de Bogota SA 144A	6.25	5-12-2026	1,400,000	1,509,515
Banco del Estado de Chile 144A	2.70	1-9-2025	4,165,000	4,258,754
Banco do Brasil SA 144A	4.63	1-15-2025	2,415,000	2,506,287
Banco General SA 144A	4.13	8-7-2027	5,625,000	6,028,594
Banco Industrial SA (5 Year Treasury Constant Maturity +4.44%) 144A±	4.88	1-29-2031	1,500,000	1,477,500
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,632,016
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	4,250,000	4,159,773
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144Aʊ±	6.75	9-27-2024	1,565,000	1,611,950
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,739,070
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ʊ±	0.70	6-30-2024	9,000,000	8,949,512
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  17

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95%	10-1-2028	$1,700,000	$ 1,793,517
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,769,480
BNP Paribas (U.S. SOFR +1.00%) 144A±	1.32	1-13-2027	5,455,000	5,314,442
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,842,267
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,750,000	1,902,811
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	4,200,000	4,152,728
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,543,380
Macquarie Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	7,875,000	7,769,652
NatWest Markets plc 144A	1.60	9-29-2026	4,000,000	3,937,624
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,518,506
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	3,000,000	3,256,165
Westpac Banking Corporation	2.96	11-16-2040	2,160,000	2,140,129
				81,655,683
Capital markets: 0.78%
Credit Suisse Group AG (U.S. SOFR +1.73%) 144A±	3.09	5-14-2032	2,695,000	2,731,299
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31	2-2-2027	3,000,000	2,903,812
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	3,500,000	3,552,500
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,513,428
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	5,800,000	5,672,973
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,180,266
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year +4.87%) ±	7.00	12-29-2049	1,650,000	1,827,283
				19,381,561
Consumer finance: 0.54%
JBS Finance Luxembourg Company 144A	2.50	1-15-2027	6,085,000	6,033,886
Nissan Motor Acceptance Corporation 144A	2.65	7-13-2022	1,843,000	1,862,353
Unifin Financiera SAB de CV 144A«	9.88	1-28-2029	800,000	670,808
Vale Overseas Limited Company	3.75	7-8-2030	4,850,000	4,874,250
				13,441,297
Diversified financial services: 1.21%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	2.45	10-29-2026	9,515,000	9,538,938
Avolon Holdings Funding Limited 144A	2.75	2-21-2028	2,000,000	1,960,137
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,791,496
Brookfield Finance Incorporated	3.50	3-30-2051	2,865,000	3,064,135
Cellnex Finance Company 144A	3.88	7-7-2041	4,120,000	4,006,123
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,217,588
DAE Funding LLC 144A	3.38	3-20-2028	3,205,000	3,242,755
GE Capital International Funding Company	4.42	11-15-2035	3,535,000	4,272,513
				30,093,685
See accompanying notes to portfolio of investments

18  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 1.23%
AIA Group Limited 144A	3.20%	9-16-2040	$8,000,000	$ 8,184,076
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.65%) 144A±	2.75	1-21-2051	4,595,000	4,451,406
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.60%) 144A±	2.90	9-16-2051	2,000,000	1,952,500
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,820,476
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	10,700,000	11,930,500
Validus Holdings Limited	8.88	1-26-2040	1,210,000	2,021,108
				30,360,066
Thrifts & mortgage finance: 0.11%
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 Year +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,678,195
Health care: 0.07%
Pharmaceuticals: 0.07%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	2,000,000	1,715,000
Industrials: 1.00%
Airlines: 0.20%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	4,000,000	4,915,581
Machinery: 0.20%
Weir Group plc 144A	2.20	5-13-2026	5,000,000	4,952,480
Professional services: 0.44%
IHS Markit Limited	4.25	5-1-2029	9,600,000	10,856,832
Trading companies & distributors: 0.14%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	3,600,000	3,527,748
Transportation infrastructure: 0.02%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	547,200
Information technology: 0.78%
Communications equipment: 0.36%
Ericsson LM	4.13	5-15-2022	8,699,000	8,816,350
Semiconductors & semiconductor equipment: 0.42%
Renesas Electronics Corporation 144A	2.17	11-25-2026	10,455,000	10,442,501
Materials: 0.33%
Chemicals: 0.33%
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	8,296,759
Utilities: 0.33%
Electric utilities: 0.18%
Comision Federal de Electricidad 144A	3.88	7-26-2033	2,985,000	2,849,183
Electricite de France SA 144A	4.95	10-13-2045	1,130,000	1,461,525
				4,310,708
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  19

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent power & renewable electricity producers: 0.15%
Colbun SA 144A	3.15%	1-19-2032	$3,900,000	$ 3,775,200
Total Yankee corporate bonds and notes (Cost $306,010,033)				308,261,096
Yankee government bonds: 1.90%
Bermuda 144A	3.38	8-20-2050	1,455,000	1,427,719
Bermuda 144A	3.72	1-25-2027	410,000	437,679
Dominican Republic 144A	4.50	1-30-2030	1,000,000	995,010
Dominican Republic 144A	4.88	9-23-2032	1,800,000	1,791,018
Provincia de Cordoba 144Aøø	6.88	12-10-2025	1,781,310	1,341,326
Provincia de Santa Fe 144A	7.00	3-23-2023	2,000,000	1,860,000
Republic of Argentina	1.00	7-9-2029	206,310	68,241
Republic of Argentina øø	1.13	7-9-2035	1,817,118	511,537
Republic of Argentina øø	1.75	7-9-2030	1,703,981	528,387
Republic of Kenya 144A	8.25	2-28-2048	750,000	737,985
Republic of Paraguay 144A	5.40	3-30-2050	1,750,000	1,920,643
Republic of Peru	2.78	1-23-2031	3,975,000	3,937,277
Republic of Senegal 144A«	6.25	5-23-2033	750,000	750,975
State of Israel	5.50	9-18-2033	12,875,000	17,998,930
Sultanate of Oman 144A	6.25	1-25-2031	1,700,000	1,780,750
Ukraine 144A	7.38	9-25-2032	1,200,000	1,130,520
United Mexican States	4.28	8-14-2041	9,565,000	9,845,924
Total Yankee government bonds (Cost $48,136,356)				47,063,921

Short-term investments: 13.05%
Commercial paper: 5.22%
AT&T Incorporated ☼	0.28	12-14-2021	7,520,000	7,519,593
Corporación Andina de Fomento 144A☼	0.29	5-3-2022	10,000,000	9,992,001
Corporación Andina de Fomento 144A☼	0.31	3-1-2022	10,000,000	9,996,461
Glencore Funding LLC 144A☼	0.23	12-6-2021	20,000,000	19,999,520
HSBC USA Incorporated 144A☼	0.36	4-1-2022	22,000,000	21,978,230
NatWest Markets plc 144A☼	0.33	4-21-2022	15,000,000	14,986,569
Viatris Incorporated 144A☼	0.44	12-15-2021	5,000,000	4,999,271
Viatris Incorporated 144A☼	0.55	1-20-2022	20,000,000	19,988,922
Walt Disney Company 144A☼	0.20	6-30-2022	10,000,000	9,984,630
Walt Disney Company 144A☼	0.25	3-31-2022	10,000,000	9,993,916
				129,439,113

	Yield	Shares
Investment companies: 5.41%
Allspring Government Money Market Fund Select Class ♠∞##	0.03	130,351,546	130,351,546
Securities Lending Cash Investments LLC ♠∩∞	0.04	3,602,535	3,602,535
			133,954,081

See accompanying notes to portfolio of investments

20  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 2.42%
U.S. Treasury Bill ☼#		0.06%	12-16-2021	$60,000,000	$ 59,998,156
Total Short-term investments (Cost $323,368,346)					323,391,350
Total investments in securities (Cost $2,849,790,134)	115.82%				2,871,480,650
Other assets and liabilities, net	(15.82)				(392,313,517)
Total net assets	100.00%				$2,479,167,133

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.

Abbreviations:
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  21

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$187,588,322	$484,810,190	$(542,046,966)	$0	$0	$130,351,546	130,351,546	$9,548
Securities Lending Cash Investments LLC	5,572,383	34,175,605	(36,145,453)	0	0	3,602,535	3,602,535	482#
				$0	$0	$133,954,081		$10,030

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
11,492,966 USD	15,600,000 AUD	Citibank NA	12-31-2021	$367,650	$0
15,600,000 AUD	11,257,085 USD	Citibank NA	12-31-2021	0	(131,769)
80,000,935 USD	67,650,000 EUR	Citibank NA	12-31-2021	3,179,945	0
10,357,702 USD	9,150,000 EUR	Citibank NA	12-31-2021	0	(32,720)
11,236,467 USD	172,500,000 ZAR	Citibank NA	12-31-2021	435,197	0
				$3,982,792	$(164,489)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	240	3-22-2022	$31,076,658	$31,395,000	$318,342	$0
U.S. Long Term Bonds	71	3-22-2022	11,308,538	11,510,875	202,337	0
U.S. Ultra Treasury Bonds	122	3-22-2022	23,791,173	24,468,625	677,452	0
2-Year U.S. Treasury Notes	688	3-31-2022	150,222,890	150,489,251	266,361	0
Short
Euro-BOBL Futures	(182)	12-8-2021	(28,004,919)	(27,968,055)	36,864	0
Euro-Bund Futures	(230)	12-8-2021	(44,929,865)	(44,961,531)	0	(31,666)
Euro-Schatz Futures	(67)	12-8-2021	(8,530,320)	(8,542,204)	0	(11,884)
10-Year Ultra Futures	(579)	3-22-2022	(83,410,999)	(85,049,672)	0	(1,638,673)
5-Year U.S. Treasury Notes	(118)	3-31-2022	(14,217,134)	(14,325,016)	0	(107,882)
					$1,501,356	$(1,790,105)
See accompanying notes to portfolio of investments

22  |  Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield	5.00%	Quarterly	12-20-2025	USD	28,500,000	$(2,133,189)	$(2,109,146)	$0	$(24,043)
Sell Protection
Markit iTraxx Europe Crossover	5.00	Quarterly	6-20-2026	EUR	4,000,000	447,539	515,623	0	(68,084)
								$0	$(92,127)
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  23

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S.

24  |  Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Allspring Core Plus Bond Fund  |  25

Notes to portfolio of investments—November 30, 2021 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$498,146,321	$0	$498,146,321
Asset-backed securities	0	149,054,760	0	149,054,760
Corporate bonds and notes	0	543,922,345	0	543,922,345
Foreign corporate bonds and notes	0	76,190,860	0	76,190,860
Foreign government bonds	0	30,715,936	0	30,715,936
Loans	0	27,741,628	5,464,242	33,205,870
Municipal obligations	0	10,703,674	0	10,703,674
Non-agency mortgage-backed securities	0	368,967,994	0	368,967,994
U.S. Treasury securities	481,856,523	0	0	481,856,523
Yankee corporate bonds and notes	0	308,261,096	0	308,261,096
Yankee government bonds	0	47,063,921	0	47,063,921
Short-term investments
Commercial paper	0	129,439,113	0	129,439,113
Investment companies	133,954,081	0	0	133,954,081
U.S. Treasury securities	59,998,156	0	0	59,998,156
	675,808,760	2,190,207,648	5,464,242	2,871,480,650
Forward foreign currency contracts	0	3,982,792	0	3,982,792
Futures contracts	1,501,356	0	0	1,501,356
Total assets	$677,310,116	$2,194,190,440	$5,464,242	$2,876,964,798
Liabilities
Forward foreign currency contracts	$0	$164,489	$0	$164,489
Futures contracts	1,790,105	0	0	1,790,105
Swap contracts	0	92,127	0	92,127
Total liabilities	$1,790,105	$256,616	$0	$2,046,721
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $4,870,722 was segregated as cash collateral for open futures contracts and $3,184,277 was segregated as cash collateral for swap contracts.
For the three months ended November 30, 2021, the Fund had no material transfers into/out of Level 3.

Allspring Core Plus Bond Fund  |  27